Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2022
Prospectus Date	rr_ProspectusDate	Apr. 18, 2022
FMC Excelsior Focus Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – FMC Excelsior Focus Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has had no turnover as of the date of this prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in approximately 25-30 U.S. exchange-traded common stocks of companies that are listed on U.S. national securities exchanges and trade contemporaneously with the shares of the Fund (the “Shares”). From time to time, the Fund may hold a greater number of common stocks. During the Fund’s first year of operations, the Fund expects to hold significantly more than the usual 25-30 U.S. exchange-traded stocks.

There is no targeted market capitalization for the common stocks held by the Fund. The Fund may also hold concentrated positions in common stocks, although the Fund’s guidelines provide that no single investment should generally be more than 10% of the Fund’s portfolio at acquisition (calculated based on initial cost and without regard to later appreciation).

The Adviser identifies investments for the Fund that it believes possess durable competitive advantages (i.e., business assets or abilities that provide superior long-term value to a company’s customers versus its competitors), earn higher than average returns on capital, treat shareholders like partners, and have opportunities to reinvest excess cash profits at above-average rates of return. The Adviser identifies these companies from those listed on U.S. national securities exchanges through fundamental research conducted by the portfolio manager and the Adviser’s research department focusing on (i) business quality (including an assessment of the potential drivers and threats to the durability of competitive advantage and long-term growth prospects), (ii) quality of management (including executive compensation and incentives), (iii) quality of earnings, and (iv) cash flow generation. Once an investment opportunity is identified, the Adviser seeks to purchase the shares at valuations that are favorable relative to the quality of the company’s business, its earnings, and the Adviser’s expectation for long-term growth in value-per-share. The Fund also expects to invest in short-term, U.S. government securities.

Generally, the Fund focuses on making long-term investments. However, the Adviser may sell a security, without limitation, when: 1) a security no longer meets the Adviser’s investment criteria or the requirements of the Fund’s Order (as defined below) or its Exchange listing requirements; 2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; 3) the Adviser loses confidence in the leadership and governance of a portfolio company; 4) a new security is judged to be comparatively more attractive than a current position; and/or 5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value. The Fund is authorized to invest solely in securities listed on U.S. exchanges. As a result, the portfolio will be comprised primarily of issuers domiciled in the U.S., but it may include exchange-traded American Depositary Receipts (“ADRs”) registered with the SEC that trade contemporaneously with the Shares and holdings in other ETFs that provide exposure to foreign companies that have the same durable competitive advantages described above.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds and repurchase agreements).

The Fund is an actively managed, nontransparent ETF that does not seek to replicate the performance of a specified index. A primary difference for the Fund, compared to traditional ETFs, is that each broker-dealer or other financial intermediary that enters into an agreement with the Fund’s distributor to serve as authorized participant for the Fund (each, an “Authorized Participant”) establishes and maintains an account through which it conducts creations and redemptions without knowing the identities of the securities purchased or sold in its account (a “Confidential Account”) with an agent selected by the Authorized Participant and approved by the Fund (an “AP Representative”). All creation and redemption activity, whether in-kind, partially in-kind, partially cash or all cash, must be conducted by an Authorized Participant through a Confidential Account and an AP Representative. The Authorized Participants provide the Fund securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind creation (the “Creation Basket”) and receive securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind redemption (the “Redemption Basket”) but do not know the identity of the Fund’s Creation Basket or Redemption Basket.

Each day, the Fund or the Fund’s custodian transmits the Creation Basket to each AP Representative. Pursuant to a contract (the “Confidential Account Agreement”), the AP Representative is prohibited from disclosing the Creation Basket and the Redemption Basket to the Authorized Participant and cannot use the identity or weighting of the securities in the Creation Basket or the Redemption Basket for any purpose other than executing creations and redemptions. The Confidential Account enables Authorized Participants to transact in the underlying securities of the Creation Basket or the Redemption Basket through their AP Representatives and further enables Authorized Participants to engage in in-kind creation or redemption activity without knowing the identity or weighting of those securities or the composition of the Fund’s portfolio generally.

Like other ETFs, the Fund creates and redeems Shares only through Authorized Participants and only in bundles of Shares (comprised of 5,000 shares or more in the case of the Fund) which are referred to as a “Creation Unit.” All orders to purchase or redeem Creation Units must be placed by or through an Authorized Participant that has entered into an authorized participant agreement (“AP Agreement”) with the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”) using the Authorized Participant’s Confidential Account at the AP Representative.

The Fund operates in reliance on an exemptive order from the SEC (the “Order”), which presently limits the types of investments that the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in the following investments, which, if listed, must trade on a U.S. exchange contemporaneously with the Shares: ETFs, exchange-traded notes, exchange-listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and U.S. exchange-traded futures for which the reference asset is one in which the Fund may invest directly or, in the case of an index future traded on a U.S. exchange, is based on an index, the components of which are a type of asset in which the Fund could invest directly; as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations. The Adviser does not intend to invest in all of the types of instruments authorized by the Order. In that regard, the Fund is not expected to invest in futures contracts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded notes or exchange-traded currency trusts. For more information about the Order, please see pages 2 and 9 of the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Absence of Active Market. The Fund is a newly organized series and thus has no operating history. While Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for Shares will develop or be maintained by market makers or Authorized Participants, and there are no obligations for market makers to make a market in Shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. The distributor of Shares does not maintain a secondary market in Shares. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives. The absence of an active market for Shares may contribute to Shares trading at a premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Fund’s non-transparent structure may lead to larger premiums or discounts than those observed in relation to transparent ETFs. In addition, market participants may attempt to reverse engineer the Fund’s trading strategy which, if successful, could increase opportunities for trading practices that may disadvantage the Fund and its shareholders.

Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the fact that the Order limits the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds, which are allowed to invest in securities other than U.S. securities exchange listed instruments.

Allocation and Information Risk. The investment strategy used by the Fund is similar to the investment strategy used by a private fund managed by the Adviser and to manage client accounts. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

Authorized Participant and AP Representative Risk. The Fund’s Authorized Participants will engage in all creation and redemption activity through an AP Representative, an unaffiliated broker-dealer with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant and that will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption. AP Representatives have knowledge of the composition of the Fund’s portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. The Fund has a limited number of institutions that act as Authorized Participants, or that may act as AP Representatives. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative steps forward to create or redeem, or purchase or sell securities, as applicable, Shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Depositary Receipts Risk. Investment in exchange-listed depositary receipts does not eliminate all risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. Any securities currently subject to an exchange-imposed trading halt are listed on the Fund’s website, www.FMCX.com. Additionally, if at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Adviser may request the Listing Exchange to halt trading in Shares, meaning that investors would not be able to trade their Shares. During any such trading halt, the verified intra-day indicative value (“VIIV”) would continue to be calculated and disseminated. Trading halts may have a greater impact on the Fund than on traditional ETFs because of its lack of transparency and the requirement that it hold exclusively listed instruments (other than cash and money market instruments).

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

•	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF only to Authorized Participants at NAV in large blocks known as “Creation Units.” A retail investor generally incurs brokerage costs when selling Shares. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
•	Trading Issues. Although Shares are listed for trading on one or more stock exchanges, there can be no assurance that Shares will continue to trade on any such stock exchange or that Shares will continue to meet the requirements for listing or trading on any exchange. There also can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress.
•	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
o	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.
o	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

o	In stressed market conditions, the market for Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of Shares may, in turn, lead to differences between the market value of Shares and the Fund’s NAV.

Focused Portfolio Risk. Investing in a limited number of companies, such as the Fund does, carries more risk than might be the case if the portfolio were more diversified because changes in the value of a single company may have a more significant effect, either negative or positive on the Fund’s value.

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole, and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund is a new ETF with a limited history of operations for investors to evaluate. This is the first ETF advised by the Adviser. Although the Adviser has used the investment strategy underlying the Fund in managing the accounts of other types of clients, including a private fund, or advising on accounts of other clients, the Adviser has not used the investment strategy in managing an ETF. Because of the more limited universe of eligible investments and diversity requirements of the Fund than those of other client accounts, the investment strategy may perform differently in this context. Moreover, the Fund anticipates that, at inception, it will hold a larger portfolio of securities than it will over time as the Fund grows in size. The initial portfolio of the Fund is expected to differ from its target portfolio. Initially, the Fund is expected to include in its portfolio some securities received as part of the initial seeding of the Fund through Section 351 exchanges, which the Fund intends to hold for a shorter time horizon. The Adviser estimates that the Fund will be operating with its target holdings within 12 months after launch assuming that the assets under management expand to over $50 million as anticipated and market conditions remain stable.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, military conflicts, geopolitical events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, which have included closing borders, restricting international and domestic travel, and the imposition of quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Non-diversified Risk. The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the Portfolio Manager (as defined below) the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.

Portfolio Transparency Risk. Unlike traditional ETFs, the Fund does not tell the public what assets it holds each day, and AP Representatives are required to maintain information regarding the creation basket in confidence and to purchase deposit securities and sell redemption securities for Authorized Participants in a manner designed to obscure portfolio related information. Instead, the Fund files its portfolio holdings with the SEC quarterly and provides a VIIV, calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that keeps the market price of Shares trading at or close to the underlying NAV per share of the Fund. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because Shares trade on the basis of a published VIIV, they may trade at a wider bid-ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. The Adviser or its designee will monitor on an on-going basis how Shares trade, including the level of any market price premium or discount to NAV and the bid-ask spreads on market transactions. Should there be extended periods of unusually high bid-ask spreads, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to, among other things, narrow the premium/discount or bid-ask spreads as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. Although the Fund seeks to benefit from keeping its portfolio information concealed, some market participants may attempt to use the VIIV to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to adversely affect the Fund and its shareholders. The Fund’s website contains a historical comparison of each business day’s final VIIV to that Business Day’s NAV and the specific methodology for calculating the VIIV.

Section 351 Risk. The initial capital raise from investors is expected to include some in-kind contributions of securities from current investors in the investment strategy followed by the Fund in exchange for Shares.  In-kind contributions may qualify for non-recognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, assuming that the requirements of Section 351 are met, which would have corresponding consequences for the tax basis to the Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding the Fund, and/or other investors in the Fund.

Risk to Contributing Investors. If for any reason, including the failure of the contributing investors to provide the Fund with accurate information, the initial contribution of assets to the Fund in exchange for Shares fails to meet the requirements of Section 351, the contribution of assets will be treated as a taxable event and the contributing investors would recognize an immediate gain or loss on the contributed assets. The Fund makes no representations as to whether any of such in-kind contributions qualify for Section 351 treatment, or as to any ancillary tax consequences. Additionally, future changes in the Internal Revenue Code or regulations and interpretations applicable to Section 351 may impact the ability of contributing investors to take advantage of the deferral of immediate gains or losses on contributed assets. Neither the Fund nor the

Advisor gives any assurance to the initial investors as to the tax characterization of their contribution of assets to the Fund in exchange for Shares. Investors making in-kind contributions to the Fund are urged to consult their own tax advisors.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Technology Sector. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund does not attract additional assets, the Fund’s expenses will continue to be spread over a small asset base. In light of this risk, investors who currently invest in an investment strategy similar to that of the Fund through managed and other types of individual accounts or private funds should compare the costs and benefits of investing in the Fund with those of investing through other means. Investment through the Fund is expected to provide cost savings to investors as compared to other methods of investing in the strategy but only if the Fund achieves a certain asset size at which economies of scale may be achieved.

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the Portfolio Manager (as defined below) the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no historical performance information is presented for the Fund at this time. In the future, performance information for the Fund will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.FMCX.com or by calling 888-530-2448.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no historical performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-530-2448
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.FMCX.com
FMC Excelsior Focus Equity ETF | FMC Excelsior Focus Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 224

[1]	The Fund’s adviser, First Manhattan Co., has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.